Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Earnings (Loss) Per Share
Details of the calculation of the net income (loss) and the weighted average number of shares used in the earnings per share computations are as follows:

For the years ended December 31,	2018	2017
Common shareholders' net income (loss) for basic earnings per share	$2,522	$2,149
Add: increase in income due to convertible instruments(1)	10	10
Common shareholders' net income (loss) on a diluted basis	$2,532	$2,159
Weighted average number of common shares outstanding for basic earnings per share (in millions)	606	613
Add: dilutive impact of stock options(2) (in millions)	1	1
Add: dilutive impact of convertible instruments(1) (in millions)	4	4
Weighted average number of common shares outstanding on a diluted basis (in millions)	611	618
Basic earnings (loss) per share	$4.16	$3.51
Diluted earnings (loss) per share	$4.14	$3.49

(1) The convertible instruments are the SLEECS B issued by Sun Life Capital Trust.

(2)	Excludes the impact of 1 million stock options for the year ended December 31, 2018 ($nil for the year ended December 31, 2017) because these stock options were antidilutive for the period.